Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	€ 48,693	€ 52,008	€ 52,036
Other companies and eliminations
Disclosure of geographical areas [line items]
Revenues	999	951	1,186
Others and elims. | Other companies and eliminations
Disclosure of geographical areas [line items]
Revenues	999	951	1,186
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,706	12,653	12,815
Telefónica Spain | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	386	379
Telefónica Spain | Ex-Mobile handset sale | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,320	12,274
Telefónica Spain | Ex-Mobile handset sale, Consumer | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,689	6,602
Telefónica Spain | Ex-Mobile handset sale, Corporate | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,462	3,401
Telefónica Spain | Ex-Mobile handset sale, Others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,169	2,271
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,790	6,540	6,861
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,390	6,216	6,572
Telefónica United Kingdom | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	400	324	289
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,320	7,296	7,503
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	767	862	981
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,539	6,415	6,498
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	14	19	24
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	10,126	12,019	11,090
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,754	4,659	4,427
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,372	7,360	6,663
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Norte | Operating segments
Disclosure of geographical areas [line items]
Revenues	4,075	4,331	4,711
Telefónica Hispam Norte | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,432	1,532	1,892
Telefónica Hispam Norte | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,468	1,463	1,409
Telefónica Hispam Norte | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,175	1,336	1,410
Telefónica Hispam Norte | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	732	736	831
Telefónica Hispam Norte | Fixed | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	158	182	283
Telefónica Hispam Norte | Fixed | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	574	554	548
Telefónica Hispam Norte | Fixed | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Norte | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,343	3,595	3,881
Telefónica Hispam Norte | Mobile | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,274	1,350	1,610
Telefónica Hispam Norte | Mobile | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	894	909	861
Telefónica Hispam Norte | Mobile | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,175	1,336	1,410
Telefónica Hispam Norte | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	(1)
Telefónica Hispam Norte | Others and elims. | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	0	0	(1)
Telefónica Hispam Norte | Others and elims. | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Norte | Others and elims. | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,677	8,218	7,870
Telefónica Hispam Sur | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	208	220	208
Telefónica Hispam Sur | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,315	3,495	3,000
Telefónica Hispam Sur | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,079	2,185	2,163
Telefónica Hispam Sur | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,075	2,318	2,499
Telefónica Hispam Sur | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,712	3,225	3,173
Telefónica Hispam Sur | Fixed | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	(7)	(9)	(12)
Telefónica Hispam Sur | Fixed | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	818	1,216	1,133
Telefónica Hispam Sur | Fixed | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	864	926	926
Telefónica Hispam Sur | Fixed | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,037	1,092	1,126
Telefónica Hispam Sur | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,965	4,993	4,697
Telefónica Hispam Sur | Mobile | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	215	229	220
Telefónica Hispam Sur | Mobile | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,497	2,279	1,867
Telefónica Hispam Sur | Mobile | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,215	1,259	1,237
Telefónica Hispam Sur | Mobile | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,038	1,226	1,373
Telefónica Hispam Sur | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Others and elims. | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Others and elims. | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Others and elims. | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam Sur | Others and elims. | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 0	€ 0	€ 0